Organization	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION

1. ORGANIZATION

The consolidated financial statements include the financial statements of Aptorum Group Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited (“Aptorum Therapeutics”) and its indirect subsidiary companies (collectively, “Aptorum Therapeutics Group”).

Below summarizes the list of the major subsidiaries consolidated as of December 31, 2021:

Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Aptorum Medical Limited	August 28, 2017	92%	Cayman Islands	Provision of medical clinic services
Aptorum Innovations Holding Limited	April 15, 2019	100%	Cayman Islands	Investment holding company
Aptorum Innovations Holding Pte. Limited	June 5, 2019	75%	Singapore	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited	August 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Nativus Life Sciences Limited	July 7, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Videns Incorporation Limited	March 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Mios Pharmaceuticals Limited	March 6, 2018	97.93%	Cayman Islands	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited	November 4, 2016	90%	Hong Kong	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited	July 19, 2017	97.93%	Cayman Islands	Research and development of life science and biopharmaceutical products
Signate Life Sciences Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products

Deconsolidation of subsidiaries

On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited, a related party, at the consideration $1. SMPTH Limited was previously a wholly owned subsidiary of Aptorum Therapeutics Limited. The sale of SMPTH Limited was a common control transaction and resulted in $303,419 increase in additional paid-in capital in the consolidated statement of changes in equity.

During 2021, the Group disposed various inactive subsidiaries in order to simplify the group structure. As a result, the Group recorded a loss of $3,638, which is included in other loss, net in the Group’s consolidated statement of operations for the year ended December 31, 2021. The loss is primarily resulted from the net reduction in deficit in non-controlling interest and carrying value of the assets and liabilities of these subsidiaries from the consolidated balance sheet.